Employee Benefits	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
Employee Benefits
25.	Employee Benefits:

(a)	Provisions for personnel benefits and payroll:

	2019	2020
	MCh$	MCh$
Short-term personnel benefits (a.2)	51,051	43,941
Vacation accrual (a.3)	27,609	33,993
Employee defined benefit plan (a.1)(*)	7,566	7,581
Other Benefits	22,849	25,728
Total	109,075	111,243

(*)	See Note No. 2 (x) (iii).

(a.1)	Employee defined benefit plan:

	2019	2020
	MCh$	MCh$
Current service cost	101	367
Interest cost on benefit obligation	222	160
Actuarial gains and losses	247	91
Net benefit expense	570	618

The net benefit expense is recognized under “Personnel Expenses” (Note No. 34).

The principal assumptions used in determining pension obligations for the Bank’s plan are shown below:

	December 31,	December 31,
	2019	2020
	%	%
Discount rate	3.17	2.31
Annual salary increase	4.42	4.04
Payment probability	99.99	99.99

The most recent actuarial valuation of the staff severance indemnities provision was carried out during December 2020.

Changes in the present value of the defined benefit obligation are as follows:

	2019	2020
	MCh$	MCh$
Opening defined benefit obligation, January 1,	7,754	7,566
Increase in provision	323	527
Benefits paid	(758)	(603)
Actuarial gains and losses	247	91
Closing defined benefit obligation	7,566	7,581

(a.2)	The following table details the changes in provisions for incentive plans during 2019 and 2020:

	2019	2020
	MCh$	MCh$
Balances as of January 1,	47,797	51,051
Provisions established	45,792	34,138
Provisions used	(42,538)	(41,248)
Provisions released	—	—
Balances as of December 31,	51,051	43,941

(a.3)	The following table details the changes in provisions for vacation during 2019 and 2020:

	2019	2020
	MCh$	MCh$
Balances as of January 1,	26,855	27,609
Provisions established	7,257	11,512
Provisions used	(6,503)	(5,128)
Provisions released	—	—
Balances as of December 31,	27,609	33,993

(b)	Provisions for share-based employee benefits:

As of December 31, 2019 and 2020, the Bank and its subsidiaries did not have a stock-based compensation plans.